Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
+/- 25bps
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (4)	£ 18
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (4)	£ (33)
Increase (decrease) in profit for the year due to reasonable possibly increase, percentage	(0.10%)	0.30%
Increase (decrease) in profit for the year due to reasonable possibly decrease, percentage	(0.10%)	(0.50%)
Increase (decrease) in equity for the year due to reasonable possible increase	£ (1,015)	£ (771)
Increase (decrease) in equity for the year due to reasonable possible decrease	£ 1,012	£ 761
Increase (decrease) in equity for the year due to reasonable possible increase, percentage	(1.30%)	(1.10%)
Increase (decrease) in equity for the year due to reasonable possible decrease, percentage	1.30%	1.00%
Net interest income
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (5)	£ 24
Increase (decrease) in profit for the year due to reasonable possibly decrease	(6)	(44)
Effect on profit for the year (per above)
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(4)	18
Increase (decrease) in equity for the year due to reasonable possible decrease	(4)	(33)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(193)	(189)
Increase (decrease) in equity for the year due to reasonable possible decrease	200	196
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(1,211)	(907)
Increase (decrease) in equity for the year due to reasonable possible decrease	1,211	907
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	1	(6)
Increase (decrease) in profit for the year due to reasonable possibly decrease	2	11
Increase (decrease) in equity for the year due to reasonable possible increase	393	307
Increase (decrease) in equity for the year due to reasonable possible decrease	£ (395)	£ (309)